Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	119 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000159026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
Average Annual Return, Percent	6.36%	8.08%	4.66%
C000159027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
C000159028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
C000159029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
Without Sales Load [Member] | C000159026
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	9.36%	5.29%
Without Sales Load [Member] | C000159027
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	8.54%	4.51%
Without Sales Load [Member] | C000159028
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%	9.65%	5.53%
Without Sales Load [Member] | C000159029
Average Annual Return [Line Items]
Average Annual Return, Percent	12.68%	9.21%	5.10%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	14.71%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	14.71%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	14.71%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	14.71%